EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated May 1, 2012, as revised August 29, 2012 (Accession No. 0001193125-12-374030) for the Class IB and K shares of All Asset Moderate Growth-Alt 15 Portfolio and All Asset Aggressive-Alt 25 Portfolio, each, a series of EQ Advisors Trust.